Accounting Principles (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

At June 30, 2024 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	13,569
Total liabilities	—	—	13,569

At December 31, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	10,265
Total liabilities	—	—	10,265